Related Party Balances and Transactions (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jun. 22, 2022	Jun. 21, 2021	Jun. 30, 2022	Jun. 30, 2021	Mar. 02, 2022	Feb. 03, 2022
Related Party Balances and Transactions (Details) [Line Items]
Amount payable			$ 108,761	$ 30,925
Receivable from shareholder			419,619	24,575
Repaid amount			337,629
Borrowed amount				63,975
Payment to related party			$ 8,475
Granted shares (in Shares)	520,000		386,585		5,823,363
Compensations fair value	$ 167,700
Ordinary shares amount (in Shares)	52
Additional paid in capital	$ 167,648		$ 33,452,332	25,542,531		$ 1,999,821
Ordinary shares were granted (in Shares)		6,000
Compensations at a fair value		$ 213,840
Shares issued to directors		1
Additional Paid-in Capital [Member]
Related Party Balances and Transactions (Details) [Line Items]
Shares issued to directors		$ 213,839		$ 213,839
Three Directors [Member]
Related Party Balances and Transactions (Details) [Line Items]
Independent directors of share compensations (in Shares)		2,000